Note 33 - Employee Benefits - Regional Asset Break Down (Detail) - Regional Asset Break Down [Domain Member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 1,386	€ 918
Equity instruments	1,928	1,691
Government bonds (investment-grade and above)	5,085	4,466
Government bonds (non-investment-grade)	140	120
Non-government bonds (investment-grade and above)	7,995	8,823
Non-government bonds (non-investment-grade)	653	407
Structured products, Regional Asset Break Down	1,049	196
Subtotal	€ 18,236	€ 16,621
Share (in %)	100.00%	100.00%
Regional Asset Break Down, Other	€ 2,652	€ 3,836
Fair value of plan assets	20,888	20,457
Germany [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	3	(7)
Equity instruments	36	209
Government bonds (investment-grade and above)	860	1,018
Government bonds (non-investment-grade)	0	2
Non-government bonds (investment-grade and above)	500	639
Non-government bonds (non-investment-grade)	46	1
Structured products, Regional Asset Break Down	23	1
Subtotal	€ 1,468	€ 1,863
Share (in %)	8.00%	11.00%
UK [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 174	€ 396
Equity instruments	61	70
Government bonds (investment-grade and above)	1,799	979
Government bonds (non-investment-grade)	0	0
Non-government bonds (investment-grade and above)	1,546	1,601
Non-government bonds (non-investment-grade)	61	52
Structured products, Regional Asset Break Down	97	99
Subtotal	€ 3,738	€ 3,197
Share (in %)	20.00%	19.00%
US [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 88	€ 170
Equity instruments	1,182	703
Government bonds (investment-grade and above)	500	470
Government bonds (non-investment-grade)	0	0
Non-government bonds (investment-grade and above)	2,437	2,685
Non-government bonds (non-investment-grade)	92	46
Structured products, Regional Asset Break Down	86	82
Subtotal	€ 4,385	€ 4,156
Share (in %)	24.00%	25.00%
Other Eurozone [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 1,039	€ 308
Equity instruments	304	270
Government bonds (investment-grade and above)	1,153	1,150
Government bonds (non-investment-grade)	4	7
Non-government bonds (investment-grade and above)	2,873	3,265
Non-government bonds (non-investment-grade)	438	292
Structured products, Regional Asset Break Down	31	12
Subtotal	€ 5,842	€ 5,304
Share (in %)	32.00%	32.00%
Other developed countries [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 45	€ 20
Equity instruments	258	336
Government bonds (investment-grade and above)	222	292
Government bonds (non-investment-grade)	2	11
Non-government bonds (investment-grade and above)	539	554
Non-government bonds (non-investment-grade)	9	8
Structured products, Regional Asset Break Down	809	0
Subtotal	€ 1,884	€ 1,221
Share (in %)	10.00%	7.00%
Emerging markets [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 37	€ 31
Equity instruments	87	103
Government bonds (investment-grade and above)	551	557
Government bonds (non-investment-grade)	134	100
Non-government bonds (investment-grade and above)	100	79
Non-government bonds (non-investment-grade)	7	8
Structured products, Regional Asset Break Down	3	2
Subtotal	€ 919	€ 880
Share (in %)	5.00%	5.00%